Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	59,798,972
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	500,236

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 14,237,828	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Notes 5, 6)	698,939	892,271
Deposits, advances and other (Note 12)	2,654,371	194,802
Total current assets	17,591,138	59,214,443
Property, plant and equipment, net (Note 7)	19,265,482	19,125,626
Total assets	36,856,620	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	1,496,457	2,076,131
Accrued interest	1,165,496	234,545
Current portion - convertible notes (Notes 12, 14)	2,490,000	0
Total current liabilities	5,151,953	2,310,676
Convertible notes (Notes 12, 14)	67,517,500	101,833,491
Total liabilities	72,669,453	104,144,167
SHAREHOLDERS��� EQUITY
Common shares and equity units	246,296,902	244,023,265
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,426,676	17,143,278
Accumulated deficit	(306,562,696)	(292,183,986)
Accumulated other comprehensive income (loss)	(145,318)	41,742
Total shareholders��� deficit	(35,812,833)	(25,804,098)
Total liabilities and shareholders��� deficit	$ 36,856,620	$ 78,340,069

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2012	Dec. 31, 2011
Class A Authorized: Unlimited
Issued and outstanding	59,798,972	59,043,972
Equity Units
Issued and outstanding	500,236	500,236

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OTHER INCOME
Interest	$ 922	$ 25,598	$ 14,766	$ 112,399	$ 373,892
Litigation settlement (Note 13)	1,891,035	0	1,891,035	0	1,891,035
Gain on disposition of marketable securities	0	243,565	7,373	755,233	1,021,692
Gain on sale of equipment	25,581	913,732	25,581	1,460,727	1,905,721
Gain on sale of subsidiaries (Note 10)	0	0	0	0	474,577
Gain on extinguishment of debt	0	0	0	0	1,304
Foreign currency (loss) gain	(11,644)	31,635	(18,807)	9,773	(33,885)
Total OTHER INCOME	1,905,894	1,214,530	1,919,948	2,338,132	5,634,336
EXPENSES
Corporate general and administrative	1,231,499	1,199,949	5,479,136	5,525,691	15,393,620
Corporate communications	127,197	131,661	568,105	511,635	1,714,468
Exploration	149,487	0	334,276	0	334,276
Venezuelan operations	75,212	145,037	531,005	893,794	3,530,916
Equipment holding costs	198,025	330,497	758,436	1,269,058	3,994,871
Legal and accounting	554,446	124,750	1,152,425	427,689	2,117,252
Arbitration (Note 3)	349,410	2,649,335	3,216,273	5,795,180	16,165,279
Write-down of machinery and equipment	0	0	0	0	4,400,755
Total EXPENSES	2,685,276	4,581,229	12,039,656	14,423,047	47,651,437
Loss before interest expense	(779,382)	(3,366,699)	(10,119,708)	(12,084,915)	(42,017,101)
Interest expense	(969,680)	(1,694,917)	(4,259,002)	(5,013,734)	(17,611,132)
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Net loss per share, basic and diluted	$ (0.03)	$ (0.09)	$ (0.24)	$ (0.29)
Weighted average common shares outstanding	60,299,208	59,522,382	60,198,880	59,451,148

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	87,462	(130,344)	(179,687)	(506,148)	1,153,599
Adjustment for realized gains included in net loss	0	(243,565)	(7,373)	(755,233)	(1,021,692)
Other comprehensive income (loss)	87,462	(373,909)	(187,060)	(1,261,381)	131,907
Comprehensive loss for the period	$ (1,661,600)	$ (5,435,525)	$ (14,565,770)	$ (18,360,030)	$ (59,496,326)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS��� EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	KSOP Debt USD ($)
Balance at Dec. 31, 2010				$ 243,582,458	$ 5,171,603	$ 14,518,570	$ (268,571,593)	$ 1,217,915	$ (110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss							(23,612,393)
Other comprehensive income (loss)								(1,176,173)
Stock option compensation						2,723,577
Fair value of options exercised				98,869		(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
KSOP allocation									110,691
Balance at Dec. 31, 2011				244,023,265	5,171,603	17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(14,378,710)
Other comprehensive loss								(187,060)
Other comprehensive income (loss)	(187,060)
Stock option compensation						2,346,535
Fair value of options exercised				63,137		(63,137)
Common shares issued for:
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Sep. 30, 2012				$ 246,296,902	$ 5,171,603	$ 19,426,676	$ (306,562,696)	$ (145,318)
Balance (in shares) at Sep. 30, 2012		59,798,972	500,236

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	489,545	405,704	2,346,535	2,345,983	5,169,644
Depreciation	5,619	14,103	17,281	54,549	218,156
Gain on extinguishment of debt	0	0	0	0	(1,304)
Gain on sale of equipment	(25,581)	(913,732)	(25,581)	(1,460,727)	(1,905,721)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,400,755
Amortization of premium on marketable debt securities	0	0	0	0	175,020
Accretion of convertible notes	0	287,618	513,509	791,838	2,607,265
Net gain on disposition of marketable securities	0	(243,565)	(7,373)	(755,233)	(1,021,692)
Shares issued for compensation	356,416	187,193	1,978,189	1,311,864	4,008,763
Changes in non-cash working capital:
Net increase in deposits and advances	(551,785)	311,858	(2,309,183)	62,701	(2,027,659)
Net increase (decrease) in accounts payable and accrued expenses	683,389	(1,523,752)	351,277	1,713,875	(1,362,600)
Net cash used in operating activities	(791,459)	(6,536,189)	(11,514,056)	(13,033,799)	(49,842,183)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	343,588	13,645	1,561,337	12,839,183
Purchase of marketable securities	0	(42,732)	0	(698,574)	(1,726,718)
Purchase of property, plant and equipment	(105,418)	(6,451)	(157,137)	(39,395)	(9,704,307)
Proceeds from sales of equipment	25,581	7,817,146	475,581	16,457,541	25,847,737
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash (used in) provided by investing activities	(79,837)	8,111,551	332,089	17,280,909	35,316,017
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	0	0	81,925	15,778	141,364
Extinguishment of convertible notes	(15,439,500)	0	(32,339,500)	0	(32,340,183)
Net cash (used in) provided by financing activities	(15,439,500)	0	(32,257,575)	15,778	(32,198,819)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(16,310,796)	1,575,362	(43,439,542)	4,262,888	(46,724,985)
Cash and cash equivalents - beginning of period	30,548,624	60,874,004	57,677,370	58,186,478	60,962,813
Cash and cash equivalents - end of period	$ 14,237,828	$ 62,449,366	$ 14,237,828	$ 62,449,366	$ 14,237,828

The Company and Significant Accounting Policies:	9 Months Ended
Sep. 30, 2012
The Company and Significant Accounting Policies:

Note 1.          The Company and Significant Accounting Policies:

The Company. Gold Reserve Inc. (the “Company”) is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999, Gold Reserve Corporation became a subsidiary of Gold Reserve Inc., the successor issuer. Generally, each shareholder exchanged its Gold Reserve Corporation shares for an equal number of Gold Reserve Inc. Class A Common shares. For tax reasons, certain U.S. holders elected to receive equity units in lieu of Gold Reserve Inc. Class A common shares. An equity unit is comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share, is substantially equivalent to a Class A common share and is generally immediately convertible into a Gold Reserve Inc. Class A common share. Unless otherwise noted, general references to common shares of the Company include Class A common shares and Equity Units as a group. At September 30, 2012, there were 500,236 Equity Units outstanding.

From 1992 to 2008 the Company focused substantially all of its management and financial resources on the development of the Brisas gold and copper project located in the Kilometre 88 mining district of the State of Bolivar in south-eastern Venezuela (which we refer to as the “Brisas Project” or “Brisas”).  As further detailed in Note 3, we discontinued development of the Brisas Project after it was seized by the Bolivarian Republic of Venezuela (“Venezuela”) and are resolving our investment dispute through arbitration against Venezuela under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes (“ICSID”).

Concurrent with the arbitration we are pursuing settlement of our dispute with Venezuela and are seeking to invest in or acquire alternative mining projects (See Note 7).  The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company���s interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company���s policy is to consolidate those subsidiaries where control exists. In Management���s opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas project and management considers January 1, 2010 the relevant inception date of the development of the Company���s new business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-Lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company���s (and its foreign subsidiaries���) functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  Stock options, restricted stock and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty. The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management���s current estimate. Any operations we may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls,  import/export restrictions and government bureaucracy in the countries in which we may operate. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at face value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. Cash and cash equivalents, deposits, advances, accounts payable and accrued expenses are accounted for at cost which approximates fair value.

New Accounting Policies:	9 Months Ended
Sep. 30, 2012
New Accounting Policies:

Note 2.         New Accounting Policies:

In June 2011, the FASB issued Accounting Standards Update 2011-05 that requires changes in the presentation of comprehensive income. Effective for periods beginning after December 15, 2011, entities have the option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of the updated guidance did not have an effect on the Company���s financial statements.

In May 2011, the FASB issued Accounting Standards Update 2011-04 which contains amendments resulting in common fair value measurement and disclosure requirements in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This update is effective for periods beginning after December 15, 2011 and did not have a significant impact on the Company���s financial statements.

Expropriation of Brisas Project by Venezuela and Related Arbitration:	9 Months Ended
Sep. 30, 2012
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 3.        Expropriation of Brisas Project by Venezuela and Related Arbitration:

From 1992 to 2008 the Company focused substantially all of its management and financial resources on the development of the Brisas gold and copper project located in the Kilometer 88 mining district of the State of Bolivar in south-eastern Venezuela. After approval of the Brisas operating plan by the Ministry of Mines and the Environmental and Social Impact Study by the Ministry of Environment in 2003 and early 2007, respectively, the Ministry of Environment issued in March 2007, the Authorization for the Affectation of Natural Resources for the Construction of Infrastructure and Services Phase of the Brisas Project (the “Authorization to Affect”) which authorized the commencement of construction activities on the Brisas Project.  In April 2008, the Ministry of Environment revoked, without notice, the Authorization to Affect.

In October 2009 we filed a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes (“ICSID”), against the Bolivarian Republic of Venezuela (“Respondent”) seeking compensation in the arbitration for all of the loss and damage resulting from Venezuela���s wrongful conduct. Gold Reserve alleges violations of three provisions of the Canada-Venezuela Bilateral Investment Treaty (“BIT”) culminating in the effective expropriation of Gold Reserve���s sizable investments in the world-class Brisas gold/copper project and the promising Choco 5 property. In November 2009 our Request for Arbitration was registered by ICSID (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1)). Our claim includes the full market value of the legal rights to develop the Brisas Project at the date of the Tribunal���s decision, the value of the Choco 5 Property and interest on the claim. Our claim as last updated in our July 2011 reply submission totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of our reply submission) of approximately $400 million.

The full market value of the legal rights to develop the Brisas Project was measured by an independent expert pursuant to a fair market value standard utilizing three standard valuation approaches: (1) the Discounted Cash Flow Approach, (2) the Comparable Publicly Traded Company Approach, and (3) the Comparable Transaction Approach. These three valuations converged in a reasonably consistent range of values, which were combined to arrive at a weighted average valuation based upon the independent expert���s qualitative assessment of the robustness of the data available to implement each valuation methodology.

Venezuela has numerous pending arbitration actions being pursued against it at this time before ICSID and has reportedly settled and/or made full or partial payment for damages to a limited number of claimants in past months, although management has no specific information regarding the actual amounts paid or what percentage such payments represented of the original claim against Venezuela. Based on the uncertain nature of arbitration under investment treaties, the timing and the amount of an award or settlement, if any, the likelihood of its collection and the timing thereof cannot be determined at this time.

In compliance with the schedule originally set by the Tribunal which has been amended by the Tribunal from time-to-time, we filed our initial written submission, referred to as the Memorial, in September 2010. Thereafter in April 2011, the Respondent submitted its response to the Company���s Memorial, referred to as the Counter-Memorial. Subsequent to that, the Company submitted its Reply to the Respondent���s Counter Memorial in July 2011 and finally the Respondent filed its Rejoinder in December 2011. The Rejoinder was the last filing to be made prior to the oral hearing which was held February 13 to February 17, 2012.

 The oral hearing was the culmination of an extensive undertaking by the Company���s counsel, technical, legal and financial experts, as well as its employees which focused on the evidentiary record in the case and allowed counsel for both the Company and Respondent to address the issues of jurisdiction, liability and damages.  The oral hearing also allowed the Tribunal to hear testimony from certain fact and expert witnesses, as well as to address questions to each of the parties.

The Company and Respondent both submitted post-hearing briefs on March 16, 2012, commenting in conclusion on the full evidentiary record, as is typically permitted in such arbitrations. It is typical for tribunals in this type of arbitration to require six to eighteen months from the date of the oral hearing (the historical average is approximately 1.2 years) to finalize and issue its decision.

Subsequently, on July 25, 2012, the Tribunal issued a procedural order requesting the production of further evidence related to quantum issues to be delivered as a joint report of the Parties��� experts, now scheduled for submission to the Tribunal on December 21, 2012.

The Board of Directors approved a Bonus Pool Plan (“Bonus Plan”) in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds or the fair value of any consideration related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant���s selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause.

Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	September 30,	December 31,
	2012	2011
US Treasury bills	$-	$40,000,000
Bank deposits	8,572,105	12,238,554
Money market funds	5,665,723	5,438,816
Total	$14,237,828	$57,677,370

At September 30, 2012 and December 31, 2011, the Company had cash of approximately $17,000 and $88,000 respectively, in Venezuela.

Marketable Securities:	9 Months Ended
Sep. 30, 2012
Marketable Securities:

Note 5.          Marketable Securities:

	September 30,	December 31,
	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	-	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(179,687)	(403,475)
Fair value at balance sheet date	$698,939	$892,271

The Company���s marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost method. As of September 30, 2012 and December 31, 2011, marketable securities had a cost basis of $844,257 and $850,529, respectively.

Fair Value Measurements:	9 Months Ended
Sep. 30, 2012
Fair Value Measurements:

Note 6.         Fair Value Measurements:

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity���s own assumptions.

	Fair value September 30, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 698,939	$ 698,939	-	-

	Fair value December 31, 2011	Level 1	Level 2	Level 3
Marketable securities	$ 892,271	$ 892,271	-	-

Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	524,362	(479,884)	44,478
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	1,309,073	(1,223,907)	85,166
Mineral property	150,010	-	150,010
	$21,010,463	$(1,744,981)	$19,265,482

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Machinery and equipment includes amounts paid for equipment previously intended for use on the Brisas project. At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value.

In May 2012 the Company entered into an Option Agreement with Soltoro Ltd. (“Soltoro”) whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga property located in Jalisco State, Mexico. The Option Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the property for $2,000,000. Upon signing, the Company made an initial $50,000 option payment and at the end of July 2012 the Company made an additional $100,000 option payment to Soltoro. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers. Work on the property has included 151 line-kilometers of Induced Polarization, diamond drill holes, mapping and sampling and ground magnetics.

KSOP Plan:	9 Months Ended
Sep. 30, 2012
KSOP Plan:

Note 8.          KSOP Plan:

The KSOP Plan, adopted in 1990 for the benefit of employees, is comprised of two parts, (1) a salary reduction component, or 401(k), and (2) an employee share ownership component, or ESOP. Unallocated shares are recorded as a reduction to shareholders��� equity. Allocation of common shares or cash contributions to participants��� accounts, subject to certain limitations, is at the discretion of the Company���s board of directors. The fair market value of the shares when allocated is recorded in the statement of operations with a reduction of the KSOP debt account.  In 2011, the Plan allocated $127,220 cash and common shares valued at $110,690 to eligible participants.

Stock Based Compensation Plans:	9 Months Ended
Sep. 30, 2012
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plans

In order to comply with the requirements of the TSX Venture Exchange (“TSXV”), the Company adopted and the shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the “2012 Plan”) to replace the Company���s previous equity incentive plans: the 1997 Equity Incentive Plan (the “1997 Plan”) and the 2008 Venezuelan Equity Incentive Plan (the “Venezuelan plan”). Upon shareholder approval, all awards previously granted pursuant to the 1997 Plan and the Venezuelan Plan became subject to the 2012 Plan and the previous plans were terminated.  The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. Since the previous plans had a combined number of options outstanding in excess of 10% of the common shares outstanding, the Company currently is unable to grant any additional options. The Company provides newly issued shares to satisfy stock option exercises. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company���s board of directors.

Share option transactions for the nine months ended September 30, 2012 and 2011, as combined, are as follows:

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	$ 2.39
Options exercised	(52,500)	1.56	(138,501)	0.93
Options expired	-	-	(670,913)	4.44
Options forfeited	-	-	(126,000)	1.82
Options granted	1,620,500	2.89	3,793,000	1.85
Options outstanding - end of period	6,753,188	$ 1.77	6,035,688	$ 1.87

Options exercisable - end of period	3,900,238	$ 1.56	3,079,438	$ 1.88

The following table relates to stock options at September 30, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,183,605	1.18	1,079,188	$0.29	$3,183,605	1.18
$0.73 - $0.73	468,500	$0.73	1,175,935	1.46	468,500	$0.73	1,175,935	1.46
$1.82 - $1.82	2,635,000	$1.82	3,741,700	3.26	1,297,500	$1.82	1,842,450	3.26
$1.92 - $1.92	950,000	$1.92	1,254,000	8.69	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	567,175	4.33	1,055,050	$2.89	369,268	4.33
$0.29 - $2.89	6,753,188	$1.77	$9,922,415	3.82	3,900,238	$1.56	$6,571,258	2.76

During the nine months ended September 30, 2012 and 2011, the Company granted approximately 1.6 million and 3.8 million options, respectively. The Company recorded non-cash compensation expense during 2012 and 2011 of $2.3 million and $2.3 million, respectively, for stock options granted in 2012 and prior periods. As of September 30, 2012, compensation expense of $0.7 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the nine months ended September 30, 2012 and 2011 was calculated at $1.39 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.63%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company���s stock over a period equal to the expected term of the option.

Restricted Stock

 During the nine months ended September 30, 2012 and 2011, the Company granted 0.7 million and 0.2 million shares of restricted stock, respectively to employees and directors of the Company. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during 2012 and 2011 of $2.0 million and $1.3 million, respectively, for stock granted in 2012 and prior periods.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas project or in the event of a change of control.  The Company���s Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of September 30, 2012 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.

Related Party Transactions:	9 Months Ended
Sep. 30, 2012
Related Party Transactions:

Note 10.        Related Party Transactions:

MGC Ventures Inc. (“MGC Ventures”). The Chief Executive Officer, President, Vice President-Finance and Vice President-Administration of the Company are also directors and/or officers and shareholders of MGC Ventures. On December 15, 2010, the non-affiliated shareholders of MGC Ventures approved the redemption of all of the shares of MGC Ventures common stock held by Gold Reserve. Gold Reserve received $0.9 million and recorded a gain on sale of subsidiary of $0.2 million. Prior to the redemption, Gold Reserve owned 12,062,953 common shares of MGC Ventures which represented 44% of its outstanding shares. MGC Ventures owned 258,083 common shares of the Company at September 30, 2012 and December 31, 2011.  During the last three years, the Company sublet a portion of its office space to MGC Ventures for $6,000 per year.

Great Basin Energies Inc. (“Great Basin”). The Chief Executive Officer, President, Vice President-Finance and Vice President-Administration of the Company are also directors and/or officers and shareholders of Great Basin. On December 15, 2010, the non-affiliated shareholders of Great Basin approved the redemption of all of the shares of Great Basin common stock held by Gold Reserve. Gold Reserve received $1.2 million and recorded a gain on sale of subsidiary of $0.3 million. Prior to the redemption, Gold Reserve owned 15,661,595 common shares of Great Basin which represented 45% of its outstanding shares. Great Basin owned 491,192 common shares of the Company at September 30, 2012 and December 31, 2011. During the last three years, the Company sublet a portion of its office space to Great Basin for $6,000 per year.

Shareholder Rights Plan:	9 Months Ended
Sep. 30, 2012
Shareholder Rights Plan:

Note 11.        Shareholder Rights Plan:

The Company instituted a shareholder rights plan (the “Rights Plan”) in 1999. Since the original approval by the shareholders, the Rights Plan and the Rights Plan agreement have been amended and continued from time to time. In June 2012, the shareholders approved certain amendments to the Rights Plan including continuing the Shareholder Rights Plan until June 30, 2015 and amending certain provisions of the Rights Plan which would exempt the Large Note Holders from triggering the Plan as a result of the Restructuring (See Note 12. Convertible Notes). The Rights Plan is designed to give the Board of Director���s time to consider alternatives, allow shareholders time to properly assess the merits of a bid and insure they receive full and fair value for their common shares. One right is issued in respect of each outstanding share. The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company���s outstanding shares without complying with the “permitted bid” provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes:	9 Months Ended
Sep. 30, 2012
Convertible Notes:

Note 12.        Convertible Notes:

In May 2007, the Company issued $103,500,000 aggregate principal amount of senior subordinated convertible notes, of which $102,347,000 remained outstanding prior to June 15, 2012. Convertible notes with a face value of $1,153,000 were previously settled in cash or repurchased by the Company in the open market at a total cost of approximately $452,000. The unsecured notes, bear interest at a rate of 5.50% annually, pay interest semi-annually in arrears and mature on June 15, 2022.

Key Indenture terms include:

▪  Any outstanding notes are convertible, at the option of the note holder, into Class A common shares of the Company at the initial conversion rate, subject to adjustment, of 132.626 shares per $1,000 principal amount (equivalent to a conversion price of $7.54). Unless there was continuing an event of default under the Company���s indenture, conversion could be affected at the Company���s option by delivering common shares, cash or a combination thereof.

▪  The note holders also had a one-time option (the “Put Option”) to require the Company to repurchase the notes on June 15, 2012, at a price equal to 100% of the principal amount of the notes plus accrued but unpaid interest, in whole or in part at the option of the Company, by delivering cash and/or common shares.

▪  Beginning on June 16, 2012, the Company, at its option, can redeem all or part of the notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest.

▪  The covenants contained in the indenture are limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder���s exercise of conversion rights and similar provisions or the Company���s failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company.

On May 16, 2012, the Company notified the convertible note holders, as required by the Indenture, that they had the right to require the Company to purchase all or a portion of their notes on June 15, 2012 and that the Company would pay, in cash, any notes validly surrendered. On June 15, 2012, pursuant to the Put Option, note holders elected to surrender $16.9 million of the notes to the Company for cash.

Concurrent with the Put Option, the Company announced the Restructuring agreement (the “Restructuring”), subject to shareholder approval, with its three largest note holders, who held approximately 88% of the outstanding notes. The terms of the Restructuring were approved by shareholders in June 2012 and the Company and the three largest note holders signed the Amended and Restated Subordinated Note Restructuring Agreement on July 3, 2012 which, among other terms, provided for the redemption of the remaining notes held by the three largest note holders that were not previously surrendered to the Company pursuant to the Put Option.

Subsequently, in the third quarter, the next largest note holder was added to the Restructuring bringing the total notes subject to the Restructuring to approximately 98.7% of the notes outstanding (herein referred to as the “Large Note Holders”). Thereafter in the third quarter, management also offered the same restructuring terms to the holders of the remaining 1.3% of the Company���s outstanding notes (the “Other Note Holders”).

The general terms of the Restructuring are as follows:

For each $1,000 in principal amount, plus any accrued and unpaid interest on the notes through the date on which the Restructuring is consummated:

$700 principal amount of notes were exchanged for: (i) $200 in cash, (ii) 147.06 Common Shares (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of the aggregate 5.535% Contingent Value Right (“CVR”).

$300 principal of notes remain outstanding and represent the same continuing indebtedness, subject to certain amended terms including: (i) maturity date is June 29, 2014; (ii) convertible into 250 shares of Common Stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company���s mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon.

The CVR entitles each note holder to receive, net of certain deductions (including income tax calculation), a pro rata portion of a maximum aggregate amount of 5.535% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

A fee of up to $1 million will also be paid to note holders electing the Restructuring based on their pro rata share of the total notes restructured.

The table below summarizes the effects of the Put Option and the Restructuring through September 30, 2012.

Notes Outstanding prior to June 15, 2012		$102,347,000
Less June 15, 2012 Put Option		(16,900,000)
Notes outstanding at July 1, 2012		$85,447,000

Large Note Holders	98.7%	$84,367,000
Other Note Holders	1.3%	1,080,000
Total	100.0%	85,447,000
Cash paid in July 2012 (1)		(15,439,500)
Notes outstanding at September 30, 2012		$ 70,007,500
Short term		$ 2,490,000
Long term		$ 67,517,500

(1) A total of $16,887,500 cash was payable pursuant to the terms of the Restructuring of which $15,439,500 was paid in July 2012.

The Offer period related to the Restructuring expired on November 23, 2012, thereafter the redemption of the existing notes pursuant to the Restructuring was finalized and the remaining cash, shares and modified notes were issued on or around November 27, 2012. (See Note 14. Subsequent Event)

The company incurred certain legal and other transaction costs in connection with the Restructuring and these costs have been deferred as part of Deposits, advances and other, pending completion of the Restructuring.

The notes are classified as a liability and were initially recorded at face value, net of issuance costs. The notes were accreted to face value at June 15, 2012 using the effective interest rate method, with the resulting charge recorded as interest expense. The Company capitalized interest and accretion on the notes until October, 2009, when the Company filed for arbitration and when Venezuela seized the Brisas Project. Thereafter all interest and accretion on the notes has been expensed. The Company has paid $5.6 million in interest on the notes during each of the last three years.

Litigation:	9 Months Ended
Sep. 30, 2012
Litigation:

Note 13.       Litigation:

During December 2008, the Company filed an action in the Ontario Surperior Court of Justice against Rusoro Mining Ltd and Rusoro���s financial advisor Endeavour Financial International Corporation relating to damages from an unsolicited takeover offer.  Both parties filed counterclaims in 2009 and the Company amended its original claim in 2010. In September 2012, the Company entered a settlement agreement with both Endeavour and Rusoro.  Under the settlement, dismissing all legal actions, Endeavour paid the Company Cdn $1,500,000 and Rusoro paid
Cdn $250,000, issued 2,500,000 common shares and a conditional promissory note in the amount of $1,000,000. The promissory note will become due and payable when Rusoro is successful in the arbitration it has commenced against the Venezuelan Government seeking compensation for the nationalization of Rusoro���s gold assets in Venezuela.

Subsequent Event:	9 Months Ended
Sep. 30, 2012
Subsequent Event:

Note 14.       Subsequent Event:

The Offer period related to the convertible note Restructuring expired on November 23, 2012, thereafter the redemption of the existing notes pursuant to the Restructuring was finalized and the remaining cash, shares and modified notes were issued on or around November 27, 2012. Holders of an aggregate of $84,405,000 of notes elected to participate in the Restructuring and $1,042,000 of notes declined to participate (See Note 12. Convertible Notes).

Pursuant to the terms of the Restructuring, the Company was obligated to pay remaining cash of $1,448,000 (a total of $16,887,500 due pursuant to the Restructuring less $15,439,500 previously paid in July 2012), issue $42,202,500 of equity (12,412,501 shares), exchange existing convertible notes for Modified Notes totaling $25,315,000 and issue CVR���s totaling 5.468%.

Convertible notes outstanding subsequent to the Restructuring transaction totaled $26,357,000, which is comprised of $25,315,000 of Modified Notes and $1,042,000 of old notes held by Other Note Holders who declined to participate in the Restructuring. Management expects to redeem such remaining notes held by Other Note Holders for cash in the near future. The Restructuring is summarized in the table below:

			20%	50%		30%
			Cash	$3.40/share Shares #	Equity $	Modified Notes	CVR %

Large Note Holders	98.74%	$84,367,000	$16,875,500	12,406,913	$42,183,500	$25,308,000	5.465%
Other Note Holders	0.04%	38,000	12,000	5,588	19,000	7,000.003%
Total electing Restructuring	98.78%	84,405,000	$16,887,500	12,412,501	$42,202,500	$25,315,000	5.468%
Non-electing Note Holders	1.22%	1,042,000
Total notes subject to Restructuring	100.0%	$85,447,000

Cash paid in July 2012 pursuant to the Restructuring		(15,439,500)	(15,439,500)
Notes outstanding September 30, 2012		$70,007,500
Less: Non-electing Note holders		(1,042,000)
Total Notes participating in Restructuring		$68,965,500	$1,448,000	12,412,501	$42,202,500	$25,315,000
Restructuring transaction - November 27, 2012:
Remaining cash paid- Electing Note Holders		(1,448,000)
Equity issued		(42,202,500)
Modified Notes post closing		$25,315,000
Non-electing Other Note Holders		1,042,000
Notes remaining outstanding		$26,357,000

Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies

The Company. Gold Reserve Inc. (the “Company”) is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999, Gold Reserve Corporation became a subsidiary of Gold Reserve Inc., the successor issuer. Generally, each shareholder exchanged its Gold Reserve Corporation shares for an equal number of Gold Reserve Inc. Class A Common shares. For tax reasons, certain U.S. holders elected to receive equity units in lieu of Gold Reserve Inc. Class A common shares. An equity unit is comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share, is substantially equivalent to a Class A common share and is generally immediately convertible into a Gold Reserve Inc. Class A common share. Unless otherwise noted, general references to common shares of the Company include Class A common shares and Equity Units as a group. At September 30, 2012, there were 500,236 Equity Units outstanding.

From 1992 to 2008 the Company focused substantially all of its management and financial resources on the development of the Brisas gold and copper project located in the Kilometre 88 mining district of the State of Bolivar in south-eastern Venezuela (which we refer to as the “Brisas Project” or “Brisas”).  As further detailed in Note 3, we discontinued development of the Brisas Project after it was seized by the Bolivarian Republic of Venezuela (“Venezuela”) and are resolving our investment dispute through arbitration against Venezuela under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes (“ICSID”).

Concurrent with the arbitration we are pursuing settlement of our dispute with Venezuela and are seeking to invest in or acquire alternative mining projects (See Note 7).  The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company���s interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company���s policy is to consolidate those subsidiaries where control exists. In Management���s opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas project and management considers January 1, 2010 the relevant inception date of the development of the Company���s new business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-Lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company���s (and its foreign subsidiaries���) functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  Stock options, restricted stock and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty. The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management���s current estimate. Any operations we may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls,  import/export restrictions and government bureaucracy in the countries in which we may operate. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at face value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. Cash and cash equivalents, deposits, advances, accounts payable and accrued expenses are accounted for at cost which approximates fair value.

Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	September 30,	December 31,
	2012	2011
US Treasury bills	$-	$40,000,000
Bank deposits	8,572,105	12,238,554
Money market funds	5,665,723	5,438,816
Total	$14,237,828	$57,677,370

Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2012
Marketable Securities:

Note 5.          Marketable Securities:

	September 30,	December 31,
	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	-	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(179,687)	(403,475)
Fair value at balance sheet date	$698,939	$892,271

Fair Value Measurements: (Tables)	9 Months Ended
Sep. 30, 2012
ASC 820 establishes a fair

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity���s own assumptions.

	Fair value September 30, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 698,939	$ 698,939	-	-

	Fair value December 31, 2011	Level 1	Level 2	Level 3
Marketable securities	$ 892,271	$ 892,271	-	-

Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	524,362	(479,884)	44,478
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	1,309,073	(1,223,907)	85,166
Mineral property	150,010	-	150,010
	$21,010,463	$(1,744,981)	$19,265,482

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Stock Based Compensation Plans: (Tables)	9 Months Ended
Sep. 30, 2012
Share option transactions

Share option transactions for the nine months ended September 30, 2012 and 2011, as combined, are as follows:

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	$ 2.39
Options exercised	(52,500)	1.56	(138,501)	0.93
Options expired	-	-	(670,913)	4.44
Options forfeited	-	-	(126,000)	1.82
Options granted	1,620,500	2.89	3,793,000	1.85
Options outstanding - end of period	6,753,188	$ 1.77	6,035,688	$ 1.87

Options exercisable - end of period	3,900,238	$ 1.56	3,079,438	$ 1.88

options outstanding

The following table relates to stock options at September 30, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,183,605	1.18	1,079,188	$0.29	$3,183,605	1.18
$0.73 - $0.73	468,500	$0.73	1,175,935	1.46	468,500	$0.73	1,175,935	1.46
$1.82 - $1.82	2,635,000	$1.82	3,741,700	3.26	1,297,500	$1.82	1,842,450	3.26
$1.92 - $1.92	950,000	$1.92	1,254,000	8.69	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	567,175	4.33	1,055,050	$2.89	369,268	4.33
$0.29 - $2.89	6,753,188	$1.77	$9,922,415	3.82	3,900,238	$1.56	$6,571,258	2.76

The weighted average grant date FV

The weighted average grant date fair value of options granted during the nine months ended September 30, 2012 and 2011 was calculated at $1.39 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.63%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil

Convertible Notes: (Tables)	9 Months Ended
Sep. 30, 2012
Convertible Notes Summary

The table below summarizes the effects of the Put Option and the Restructuring through September 30, 2012.

Notes Outstanding prior to June 15, 2012		$102,347,000
Less June 15, 2012 Put Option		(16,900,000)
Notes outstanding at July 1, 2012		$85,447,000

Large Note Holders	98.7%	$84,367,000
Other Note Holders	1.3%	1,080,000
Total	100.0%	85,447,000
Cash paid in July 2012 (1)		(15,439,500)
Notes outstanding at September 30, 2012		$ 70,007,500
Short term		$ 2,490,000
Long term		$ 67,517,500

(1) A total of $16,887,500 cash was payable pursuant to the terms of the Restructuring of which $15,439,500 was paid in July 2012.

Subsequent Event: (Tables)	9 Months Ended
Sep. 30, 2012
Subsequent Events

Convertible notes outstanding subsequent to the Restructuring transaction totaled $26,357,000, which is comprised of $25,315,000 of Modified Notes and $1,042,000 of old notes held by Other Note Holders who declined to participate in the Restructuring. Management expects to redeem such remaining notes held by Other Note Holders for cash in the near future. The Restructuring is summarized in the table below:

			20%	50%		30%
			Cash	$3.40/share Shares #	Equity $	Modified Notes	CVR %

Large Note Holders	98.74%	$84,367,000	$16,875,500	12,406,913	$42,183,500	$25,308,000	5.465%
Other Note Holders	0.04%	38,000	12,000	5,588	19,000	7,000.003%
Total electing Restructuring	98.78%	84,405,000	$16,887,500	12,412,501	$42,202,500	$25,315,000	5.468%
Non-electing Note Holders	1.22%	1,042,000
Total notes subject to Restructuring	100.0%	$85,447,000

Cash paid in July 2012 pursuant to the Restructuring		(15,439,500)	(15,439,500)
Notes outstanding September 30, 2012		$70,007,500
Less: Non-electing Note holders		(1,042,000)
Total Notes participating in Restructuring		$68,965,500	$1,448,000	12,412,501	$42,202,500	$25,315,000
Restructuring transaction - November 27, 2012:
Remaining cash paid- Electing Note Holders		(1,448,000)
Equity issued		(42,202,500)
Modified Notes post closing		$25,315,000
Non-electing Other Note Holders		1,042,000
Notes remaining outstanding		$26,357,000

The Company and Significant Accounting Policies: (Details Text) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, plant and equipment cost	$ 29,000,000
Property, plant and equipment fair value	$ 19,000,000
Equity Units Outstanding	500,236	500,236

Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Full markert value of claim including interest	$ 2,100
Accumulated interest in claim	400
Arbitration historical average in years	1.2
Pool for initial bonus rate	$ 200
Bonus percentage first 200 million	1.00%
Bonus percentage thereafter	5.00%

Cash and Cash Equivalents: (Details 1) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
US Treasury bills	$ 0		$ 40,000,000
Bank deposits	8,572,105		12,238,554
Money market funds	5,665,723		5,438,816
Total	$ 14,237,828	$ 30,548,624	$ 57,677,370	$ 62,449,366	$ 60,874,004	$ 58,186,478	$ 60,962,813

Cash and Cash Equivalents: (Details Text) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Cash in Venezuela.	$ 17,000	$ 88,000

Marketable Securities: (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair value at beginning of year	$ 892,271	$ 2,263,923
Acquisitions		698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(179,687)	(403,475)
Fair value at balance sheet date	$ 698,939	$ 892,271

Marketable Securities: (Details Text) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Marketable securities cost basis	$ 844,257	$ 850,529

Fair Value Measurements: (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities Fair Value level one	$ 698,939	$ 892,271	$ 2,263,923
Marketable securities Fair Value total	$ 698,939	$ 892,271

Property, Plant and Equipment: (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Proerty Plant and Equipment
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	524,362	517,235
Accumulated Depreciation: Furniture and office equipment	(479,884)	(463,066)
Net: Furniture and office equipment	44,478	54,169
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	0
Net: Leasehold improvements		463
Cost: Venezuelan property and equipment	1,309,073	1,415,972
Accumulated Depreciation: Venezuelan property and equipment	(1,223,907)	(1,330,806)
Net: Venezuelan property and equipment	85,166	85,166
Cost: Mineral property	150,010
Net: Mineral property	150,010
Total Cost:	21,010,463	20,960,225
Total Accumulated Depreciation:	(1,744,981)	(1,834,599)
Total Net Property, Plant and Equipment:	$ 19,265,482	$ 19,125,626

Property, Plant and Equipment: (Details Text) (USD $)	Sep. 30, 2012	Dec. 31, 2011
At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value.		$ 450,000
Option for Percentage right to an undivided interest in the La Tortuga property	51.00%
undivided 51% interest by making an aggregate in option payments	650,000
undivided 51% interest by spending over 3 years	3,000,000
The Company may subsequently exercise an option to acquire an additional interest in the property	9.00%
The Company may subsequently exercise an option to acquire an additional 9% interest in the property for	2,000,000
Compan���s initial option payment	50,000
Company���s additionall option payments	$ 100,000

KSOP Plan: (Details Text) (USD $)	12 Months Ended
Dec. 31, 2011
Cash allocated to KSOP	$ 127,220
Share value allocated to KSOP	$ 110,690

Stock Based Compensation Plans: (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Options outstanding - beginning of period	5,185,188	3,178,102
Options outstanding - beginning of period weighted average shares	$ 1.42	$ 2.39	$ 0.29
Options exercised shares	(52,500)	(138,501)
Options exercised weighted average exercise price	$ 1.56	$ 0.93
Options expired shares		(670,913)
Options expired weighted average exercise price		$ 4.44
Options forfeited shares		(126,000)
Options forfeited weighted average exercise price		$ 1.82
Options granted shares	1,620,500	3,793,000
Options granted weighted average exercise price	$ 2.89	$ 1.85
Options outstanding - end of period shares	6,753,188	6,035,688
Options outstanding - end of period weighted average exercise price	$ 1.77	$ 1.87
Options exercisable - end of period shares	3,900,238	3,079,438
Options exercisable - end of period weighted average exercise price	$ 1.56	$ 1.88

Stock Based Compensation Plans: (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Options Number ($0.29 - $0.29)	1,079,188
Outstanding Options Weighted Average Exercise Price ($0.29 - $0.29)	$ 0.29
Outstanding Options Aggregate Intrinsic Value ($0.29 - $0.29)	$ 3,183,605
Outstanding Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $0.29)	1 year 3 months 5 days
Exercisable Options Number ($0.29 - $0.29)	1,079,188
Exercisable Options Weighted Average Exercise Price ($0.29 - $0.29)	$ 0.29	$ 1.42	$ 2.39
Exercisable Options Aggregate Intrinsic Value ($0.29 - $0.29)	3,183,605
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $0.29)	1 year 3 months 5 days
Outstanding Options Number:($0.73 - $0.73)	468,500
Outstanding Options Weighted Average Exercise Price:($0.73 - $0.73)	$ 0.73
Outstanding Options Aggregate Intrinsic Value:($0.73 - $0.73)	1,175,935
Outstanding Options Weighted Average Remaining Contractual Term (Years):($0.73 - $0.73)	1 year 5 months 16 days
Exercisable Options Number:($0.73 - $0.73)	468,500
Exercisable Options Weighted Average Exercise Price:($0.73 - $0.73)	$ 0.73
Exercisable Options Aggregate Intrinsic Value:($0.73 - $0.73)	1,175,935
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.73 - $0.73)	1 year 5 months 16 days
Outstanding Options Number:($1.82 - $1.82)	2,635,000
Outstanding Options Weighted Average Exercise Price:($1.82 - $1.82)	$ 1.82
Outstanding Options Aggregate Intrinsic Value:($1.82 - $1.82)	3,741,700
Outstanding Options Weighted Average Remaining Contractual Term (Years):($1.82 - $1.82)	3 years 3 months 4 days
Exercisable Options Number:($1.82 - $1.82)	1,297,500
Exercisable Options Weighted Average Exercise Price:($1.82 - $1.82)	$ 1.82
Exercisable Options Aggregate Intrinsic Value:($1.82 - $1.82)	1,842,450
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($1.82 - $1.82)	3 years 3 months 4 days
Outstanding Options Number:($1.92 - $1.92)	950,000
Outstanding Options Weighted Average Exercise Price:($1.92 - $1.92)	$ 1.92
Outstanding Options Aggregate Intrinsic Value:($1.92 - $1.92)	1,254,000
Outstanding Options Weighted Average Remaining Contractual Term (Years):($1.92 - $1.92)	8 years 8 months 8 days
Outstanding Options Number:($2.89 - $2.89)	1,620,500
Outstanding Options Weighted Average Exercise Price:($2.89 - $2.89)	$ 2.89
Outstanding Options Aggregate Intrinsic Value:($2.89 - $2.89)	567,175
Outstanding Options Weighted Average Remaining Contractual Term (Years):($2.89 - $2.89)	4 years 3 months 29 days
Exercisable Options Number:($2.89 - $2.89)	1,055,050
Exercisable Options Weighted Average Exercise Price:($2.89 - $2.89)	$ 2.89
Exercisable Options Aggregate Intrinsic Value:($2.89 - $2.89)	369,268
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($2.89 - $2.89)	4 years 3 months 29 days
Outstanding Options Number:($0.29 - $2.89)	6,753,188
Outstanding Options Weighted Average Exercise Price:($0.29 - $2.89)	$ 1.77
Outstanding Options Aggregate Intrinsic Value:($0.29 - $2.89)	9,922,415
Outstanding Options Weighted Average Remaining Contractual Term (Years):($0.29 - $2.89)	3 years 9 months 25 days
Exercisable Options Number:($0.29 - $2.89)	3,900,238
Exercisable Options Weighted Average Exercise Price:($0.29 - $2.89)	$ 1.56
Exercisable Options Aggregate Intrinsic Value:($0.29 - $2.89)	$ 6,571,258
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $2.89)	2 years 9 months 4 days

Stock Based Compensation Plans: (Details 3)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Risk free interest rate	0.29%	1.63%
Expected Term	2 years 10 months 29 days	4 years
Expected volatility	65.00%	97.00%
Dividend yield	0.00%	0.00%

Stock Based Compensation Plans: (Details Text) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Option grants	1,600,000	3,800,000
non cash compensation expense	$ 2,300,000	$ 2,300,000
Compensation expense related to unvested options remains to be recognized over the remaining vesting period.	700,000
The weighted average grant date fair value of options granted	$ 1.39	$ 1.23
Restricted stock granted	700,000	200,000
Non-cash compensation expense for restricted stock	2,000,000	1,300,000
Directors and officers unvested retention units	1,457,500
Other employee unvested retention units	315,000
The minimum value of these units, based on the grant date value of the Class A shares	$ 7,700,000

Related Party Transactions: (Details Text) (USD $)	36 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 15, 2010
Cash received on sale of subsidiary MGC			$ 900,000
Gain on sale of subsidiary MGC			200,000
Shares of subsidiary owned prior to sale MGC			12,062,953
% owned prior to sale MGC			44.00%
Shares of Company owned by subsidiary MGC	258,083	258,083
Annual rent paid to Company by subsidairy	6,000
Cash received on sale of subsidiary Great Basin			1,200,000
Gain on sale of subsidiary Great Basin			$ 300,000
Shares of subsidiary owned prior to sale Great Basin			15,661,595
% owned prior to sale Great Basin			45.00%
Shares of Company owned by subsidiary Great Basin	491,192	491,192

Shareholder Rights Plan: (Details Text)	Sep. 30, 2012
Summary of shareholder rights plan	The rights become exercisable when a person acquires or announces its intention to acquire 20% or more of the Company���s outstanding shares without complying with the permitted bid provisions of the Rights Plan. Each right would, on exercise, entitle the holder other than the acquiring person and related persons to purchase class A Common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes: (Details 1) (USD $)	61 Months Ended
	Jun. 14, 2012	Sep. 30, 2012	Jul. 03, 2012	Jun. 30, 2012	Jun. 15, 2012	May 18, 2007
Convertible notes issuance						$ 103,500,000
Face value of convertible notes settled in cash prior to June 15, 2012	1,153,000
Cash paid to settle convertible notes prior to June 15, 2012	452,000
Face value of convertible notes settled in cash on June 15, 2012					16,900,000
Convertible notes face value		70,007,500		85,447,000
Short term convertible notes		2,490,000
Long term convertible notes		67,517,500
Face value of convertible notes settled in cash on July 3, 2012			$ 15,439,500

Litigation: (Details Text)	Sep. 30, 2012
Settlement of litigation summary	Endeavour paid the Company Cdn $1,500,000 and Rusoro paid Us$250,000, issued 2,500,000 shares and a $1,000,000 conditional promissory note

Subsequent Event: (Details 1) (USD $)	Nov. 27, 2012
: Large Note Holders % of notes	$ 98.74
: Large Note Holders FV of notes	84,367,000
: Large Note Holders cash received	16,875,500
: Large Note Holders shares received	12,406,913
: Large Note Holders value of shares received	42,183,500
: Large Note Holders modified notes	25,308,000
: Large Note Holders CVR	5.47%
: Other Note Holders % of notes	0.04%
: Other Note Holders FV of notes	38,000
: Other Note Holders cash received	12,000
: Other Note Holders shares received	5,588
: Other Note Holders value of shares received	19,000
: Other Note Holders modified notes	7,000
: Other Note Holders CVR	0.00%
: Total electing Restructuring %	98.78%
: Total electing Restructuring FV of notes	84,405,000
: Total electing Restructuring cash received	16,887,500
: Total electing Restructuring shares received	12,412,501
: Total electing Restructuring value of shares received	42,202,500
: Total electing Restructuring modified notes	25,315,000
: Total electing Restructuring CVR	5.47%
: Non-electing Note Holders % of notes	1.22%
: Non-electing Note Holders FV of notes	1,042,000
: Total notes subject to Restructuring %	100.00%
: Total notes subject to Restructuring FV of notes	85,447,000
: Cash paid in July 2012 pursuant to the Restructuring	(15,439,500)
: Notes outstanding September 30, 2012	70,007,500
: Less: Non-electing Note holders	(1,042,000)
: Total Notes participating in Restructuring	68,965,500
: Total Notes participating in Restructuring cash received Nov 2012	1,448,000
: Total Notes participating in Restructuring shares received	12,412,501
: Total Notes participating in Restructuring value of shares received	42,202,500
: Total Notes participating in Restructuring modified notes	25,315,000
Restructuring transaction - November 27, 2012:
: Remaining cash paid- Electing Note Holders	(1,448,000)
: Equity issued value of shares	(42,202,500)
: Modified Notes post closing	25,315,000
: Non-electing Other Note Holders	1,042,000
: Notes remaining outstanding	$ 26,357,000